DEPRECIATION AND AMORTIZATION	6 Months Ended
Jun. 30, 2022
Disclosure of depreciation and amortisation expense [text block] [Abstract]
DEPRECIATION AND AMORTIZATION
7.	DEPRECIATION AND AMORTIZATION

The following table shows depreciation and amortization expense included in Research and Development (R&D) and General and Administrative (G&A) expenses:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	$	$	$	$
Depreciation of ROU assets	86	79	172	133
Depreciation of PPE	61	30	115	61
R&D - Depreciation	147	109	287	194
G&A - Amortization of patent rights	46	29	62	41
Depreciation and Amortization	193	138	349	235